Prepayments and Other Non-Financial Assets	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Prepayments and Other Non-Financial Assets
18.
Prepayments and Other Non-Financial Assets

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Advances to suppliers and contractors	47,706	69,326
Subscriber contract costs	28,926	6,286
Prepaid taxes	11,914	14,911
Prepaid fees and licenses	2,022	1,983
Prepaid benefit costs (Note 25)	917	1,598
Prepaid repairs and maintenance	455	542
Prepaid rent	399	528
Prepaid insurance (Note 24)	150	120
Other prepayments	518	455
Other non-financial assets	573	834
	93,580	96,583
Less current portion of prepayments and other nonfinancial assets	13,215	15,364
Noncurrent portion of prepayments and other nonfinancial assets	80,365	81,219

Advances to suppliers and contractors are non-interest bearing and are to be applied to contractors’ subsequent progress billings for projects.

Subscriber contract costs consist of cost to obtain and cost to fulfill a contract with subscribers. Cost to obtain amounted to Php6,286 million and Php4,456 million as at December 31, 2023 and 2022, respectively. Amortization of cost to obtain presented under selling and promotions amounted to Php3,147 million in 2023 and Php980 million in 2022. Costs to fulfill amounted to Php24,470 million as at December 31, 2023.

Prepaid taxes include creditable withholding taxes and input VAT.

Prepaid fees and licenses include advance payments for NTC license fees and unexpired portion of fees paid to the NTC.

Prepaid benefit costs represent excess of fair value of plan assets over present value of defined benefit obligations recognized in our consolidated statements of financial position. See Note 25 – Pension and Other Employee Benefits.